Condensed Consolidated Statements of Change in Shareholders' Equity (Deficit) (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Common Class A [Member]	Common Class B [Member]	Total
Beginning balance at Dec. 31, 2023		$ 10,835	$ 2,390	$ 44,577,911	$ (43,532,433)	$ (906,828)	$ (186)			$ 151,689
Balance, shares at Dec. 31, 2023	[1]	21,667,400	4,780,575
Net (loss) income					(2,936,534)		540			(2,935,994)
Issuance of ordinary shares through exercise of warrants		$ 405		1,336,201						1,336,606
Issuance of ordinary shares through exercise of warrants, shares	[1]	810,425
Issuance of warrants				277,609						277,609
Foreign currency translation adjustment						(69,121)	(230)			(69,351)
Ending balance at Jun. 30, 2024		$ 11,240	$ 2,390	46,191,721	(46,468,967)	(975,949)	124			(1,239,441)
Balance, shares at Jun. 30, 2024	[1]	22,477,825	4,780,575
Beginning balance at Dec. 31, 2024		$ 11,240	$ 2,390	45,914,112	(49,416,584)	(863,282)	124			(4,352,000)
Balance, shares at Dec. 31, 2024		22,477,825	4,780,575
Net (loss) income					(4,618,703)		630			(4,618,073)
Issuance of ordinary shares through exercise of warrants		$ 82		202,376						202,458
Issuance of ordinary shares through exercise of warrants, shares		164,713	4,780,575					22,477,825	4,780,555
Incremental fair value on modification of warrants				1,223,013	(1,223,013)
Issuance of warrants				195,835						195,835
Foreign currency translation adjustment						(193,405)	(138)			(193,543)
Ending balance at Jun. 30, 2025		$ 11,322	$ 2,390	$ 47,535,336	$ (55,258,300)	$ (1,056,687)	$ 616			$ (8,765,323)
Balance, shares at Jun. 30, 2025		22,642,538	4,780,575

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B Ordinary Shares effected on September 30, 2024 as part of the reverse capitalization consideration.